Expense Example	Oct. 18, 2024 USD ($)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
GraniteShares HIPS US High Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1.63
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,898
GraniteShares Nasdaq Select Disruptors ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750